Real Estate Investments - Schedule of Operating Results Relating to Acquired Entities (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Central Fairwinds [Member] Predecessor [Member]	Dec. 31, 2012 Central Fairwinds [Member] Predecessor [Member]	Dec. 31, 2013 Corporate Parkway [Member] Predecessor [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member]	Sep. 30, 2014 Cherry Creek [Member] Predecessor [Member]	Sep. 30, 2014 Cherry Creek [Member] Predecessor [Member]	Dec. 31, 2013 Cherry Creek [Member] Predecessor [Member]	Dec. 31, 2012 Cherry Creek [Member] Predecessor [Member]
Business Acquisition [Line Items]
Revenues	$ 9,998,420	$ 16,610,381	$ 26,374,089	$ 1,781,247	$ 6,832,376	$ 9,763,708	$ 14,625,527	$ 20,490,578	$ 11,516,458	$ 2,931,901	$ 2,608,056	$ 2,009,568	$ 5,145,114			$ 6,710,132	$ 6,661,188
Operating Expenses Excluding Depreciation And Amortization										1,828,527	1,536,172	1,084,575	2,675,233
Depreciation and amortization	4,057,809	6,771,654	10,633,593	701,962	2,530,128	3,861,939	5,245,498	7,775,219	3,956,204	1,042,786	753,025	1,496,738	2,313,444
Income Loss From Continuing Operations										60,588	318,859	(571,745)	156,437
Operating revenues	9,036,858	15,122,653	23,987,891	1,628,480	6,222,764	8,865,238	12,938,686	18,427,794	9,991,712					3,466,503	7,190,976
Operating expenses	(2,782,296)	(4,539,478)	(7,304,371)	(510,431)	(1,819,634)	(2,764,893)	(4,005,302)	(6,021,287)	(4,109,993)					(2,920,995)	(6,625,117)
Interest expense, net														(753,974)	(3,124,948)
Loss from Continuing Operations before Equity Method Investments, Income Taxes														$ (208,466)	$ (2,559,089)